Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 95	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 97	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
(515) 235-1209
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:
Britney L. Schnathorst
Principal Financial Group
Des Moines, IA 50392
_________________
Approximate Date of Proposed Public Offering: immediately
It is proposed that this filing will become effective (check appropriate box)
XX     immediately upon filing pursuant to paragraph (b)
____    on (date) pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Spectrum Tax-Advantaged Dividend Active ETF.
EXPLANATORY NOTE
The filing relates to the Registrant's prospectus dated June 15, 2020 for shares of Principal Spectrum Tax-Advantaged Qualified Active ETF which was included in 1933 Act Post-Effective Amendment No. 94 (as filed on June 12, 2020, SEC Accession No. 0001572661-20-000124), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 24th day of June, 2020.

Principal Exchange-Traded Funds
(Registrant)
/s/ K. Bhatia _____________________________________ K. Bhatia President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ K. Bhatia __________________________ K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	June 24, 2020

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	June 24, 2020

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	June 24, 2020

(E. Ballantine)* __________________________ E. Ballantine	Trustee	June 24, 2020

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	June 24, 2020

(C. Damos)* __________________________ C. Damos	Trustee	June 24, 2020

(T. M. Dunbar)* __________________________ T. M. Dunbar	Trustee	June 24, 2020

(M. A. Grimmett)* __________________________ M. A. Grimmett	Trustee	June 24, 2020

(P. G. Halter)* __________________________ P. G. Halter	Trustee	June 24, 2020

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	June 24, 2020

(T. Huang)* __________________________ T. Huang	Trustee	June 24, 2020

(K. McMillan)* __________________________ K. McMillan	Trustee	June 24, 2020

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	June 24, 2020

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Trustee	June 24, 2020

	/s/ A. U. Shaikh	June 24, 2020
A. U. Shaikh
Assistant Counsel

* Pursuant to Power of Attorney appointing A. U. Shaikh
Previously Filed as Ex-99(j)(ii) on February 6, 2015 (Accession No. 0001572661-15-000008), for E. A. Nickels on October 27, 2015 (Accession No. 0001572661-15-000049), for P. G. Halter on January 19, 2018 (Accession No. 0001572661-18-000005), for M. M. VanDeWeghe on 08/31/2018 (Accession No. 0001572661-18-000128), and for T. M. Dunbar on 07/03/2019 (Accession No. 0001572661-19-000155).

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document